Investee Companies and other investments (Schedule of Composition of Investments) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of associates [abstract]
Investment in shares	€ 26,371		€ 24,047
Long-term loans	8,495		8,745
Deferred interest	(837)		(558)
Investment in equity accounted investee	€ 34,029	$ 38,514	€ 32,234